Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000134841 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	REEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class A/REEAX)	$61	1.13%
[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	18.46%	4.87%	4.53%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	25.67%	6.11%	5.15%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 3,603,281,232
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%

C000134842 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	REEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class I/REEIX)	$47	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	25.97%	6.38%	5.38%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 3,603,281,232
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%

C000175516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	RREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$47	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	26.01%	6.38%	5.43%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 3,603,281,232
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%

C000138515 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class A
Trading Symbol	RSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$22	0.44%
[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	Strong credit selection within the Banking sector was a boost to the Fund’s relative performance, as was an overweight to the sector.
Sector Allocation	Positive	An out-of-benchmark allocation to collateralized mortgage-backed securities was beneficial to the Fund’s performance.
Credit Beta	Positive	The Fund’s spread duration overweight was additive to relative performance as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	6.55%	1.97%	2.10%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	8.13%	2.27%	2.25%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index	7.19%	1.71%	1.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 67,997,734
Holdings Count | Holding	163
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,997,734
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%

C000135576 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Short Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	RSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$17	0.34%
[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	Strong credit selection within the Banking sector was a boost to the Fund’s relative performance, as was an overweight to the sector.
Sector Allocation	Positive	An out-of-benchmark allocation to collateralized mortgage-backed securities was beneficial to the Fund’s performance.
Credit Beta	Positive	The Fund’s spread duration overweight was additive to relative performance as spreads tightened over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	8.24%	2.36%	2.34%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index	7.19%	1.71%	1.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 67,997,734
Holdings Count | Holding	163
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,997,734
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%

C000138516 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class A
Trading Symbol	RULFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$19	0.37%
[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	The Fund’s allocations to securitized spread sectors were a boost to relative performance over the period.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative performance.
Sector Allocation	Positive	Allocations within the Banking and Financial Institutions sectors were beneficial to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	7.99%	2.89%	2.39%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US 1-Year Treasury Bill Index	5.91%	2.19%	1.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 45,958,352
Holdings Count | Holding	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,958,352
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%

C000135577 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Ultra-Short Fixed Income Fund
Class Name	Class I
Trading Symbol	RUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$14	0.27%
[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	The Fund’s allocations to securitized spread sectors were a boost to relative performance over the period.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative performance.
Sector Allocation	Positive	Allocations within the Banking and Financial Institutions sectors were beneficial to the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	8.10%	3.01%	2.48%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US 1-Year Treasury Bill Index	5.91%	2.19%	1.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 45,958,352
Holdings Count | Holding	95
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,958,352
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%

C000217814 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class A
Trading Symbol	RGPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class A/RGPAX)	$52	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	23.07%	8.71%	9.26%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	30.59%	10.01%	9.92%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 516,819,397
Holdings Count | Holding	39
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%

C000146417 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class I
Trading Symbol	RGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class I/RGOIX)	$39	0.75%
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class I/RGOIX)	30.92%	10.28%	10.14%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)	Commenced operations on December 3, 2014.

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 516,819,397
Holdings Count | Holding	39
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%

C000175517 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Opportunities Fund
Class Name	Class R6
Trading Symbol	RGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class R6/RGORX)	$37	0.70%
[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class R6/RGORX)	31.00%	10.35%	10.19%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 516,819,397
Holdings Count | Holding	39
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%

C000217815 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Opportunities Fund
Class Name	Class A
Trading Symbol	RIOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class A/RIOAX)	$58	1.11%
[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class A/RIOAX)— including sales load (5.75%)	13.39%	3.45%	3.68%(a)
RBC International Opportunities Fund (Class A/RIOAX) — excluding sales load	20.32%	4.68%	4.31%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 20,260,471
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%

C000146418 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Opportunities Fund
Class Name	Class I
Trading Symbol	RIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class I/RIOIX)	$45	0.86%
[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class I/RIOIX)	20.34%	5.11%	4.62%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)	Commenced operations on December 3, 2014.

Performance Inception Date	Dec. 03, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 20,260,471
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%

C000175518 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Opportunities Fund
Class Name	Class R6
Trading Symbol	RIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class R6/RIORX)	$40	0.77%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class R6/RIORX)	20.51%	5.18%	4.68%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Nov. 22, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 20,260,471
Holdings Count | Holding	37
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%

C000195520 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class A
Trading Symbol	REVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$65	1.23%
[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	17.30%	6.14%	2.05%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	24.41%	7.41%	2.97%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 63,125,546
Holdings Count | Holding	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%

C000195521 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class I
Trading Symbol	REMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$52	0.98%
[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	24.84%	7.68%	3.22%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 63,125,546
Holdings Count | Holding	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%

C000195522 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets Value Equity Fund
Class Name	Class R6
Trading Symbol	RMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$47	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	24.83%	7.74%	3.28%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)	Commenced operations on February 9, 2018.

Performance Inception Date	Feb. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 63,125,546
Holdings Count | Holding	78
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%

C000232919 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class A
Trading Symbol	RGELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class A/RGELX)	$53	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)	27.15%	0.64%(a)
RBC Global Equity Leaders Fund (Class A/RGELX) — excluding sales load	34.99%	2.79%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 5,429,276
Holdings Count | Holding	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%

C000232918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class I
Trading Symbol	RGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class I/RGLIX)	$39	0.75%
[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class I/RGLIX)	35.40%	3.05%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 5,429,276
Holdings Count | Holding	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%

C000232920 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Global Equity Leaders Fund
Class Name	Class R6
Trading Symbol	RGRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class R6/RGRLX)	$37	0.70%
[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class R6/RGRLX)	35.29%	3.09%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 5,429,276
Holdings Count | Holding	33
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%

C000235076 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class A
Trading Symbol	RCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class A/RCEAX)	$72	1.30%
[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	12.75%	(3.07)%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	19.68%	(0.72)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 4,938,038
Holdings Count | Holding	54
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%

C000235077 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class I
Trading Symbol	RBCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class I/RBCIX)	$58	1.05%
[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	19.84%	(0.49)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 4,938,038
Holdings Count | Holding	54
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%

C000235075 [Member]
Shareholder Report [Line Items]
Fund Name	RBC China Equity Fund
Class Name	Class R6
Trading Symbol	RBCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class R6/RBCRX)	$55	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	19.91%	(0.45)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.

Performance Inception Date	Apr. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 4,938,038
Holdings Count | Holding	54
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%

C000240113 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class A
Trading Symbol	RECAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$60	1.13%
[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	22.24%	15.63%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	29.73%	19.52%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 67,302,426
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%

C000240114 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class I
Trading Symbol	RECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$47	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	30.05%	19.81%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 67,302,426
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%

C000240115 [Member]
Shareholder Report [Line Items]
Fund Name	RBC Emerging Markets ex-China Equity Fund
Class Name	Class R6
Trading Symbol	RECRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$47	0.88%
[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	29.97%	19.77%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.

Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 67,302,426
Holdings Count | Holding	51
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%

C000240118 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class A
Trading Symbol	RIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class A/RIEAX)	$54	1.04%
[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	21.02%	12.09%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	28.42%	15.85%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 26,168,867
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%

C000240117 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class I
Trading Symbol	RIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class I/RIEIX)	$41	0.79%
[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	28.77%	16.15%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 26,168,867
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%

C000240116 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Equity Fund
Class Name	Class R6
Trading Symbol	RIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class R6/RIERX)	$38	0.74%
[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	28.83%	16.18%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 26,168,867
Holdings Count | Holding	68
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%

C000240120 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RISSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class A/RISSX)	$67	1.24%
[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	25.27%	10.49%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	32.88%	14.20%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 6,373,611
Holdings Count | Holding	68
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%

C000240121 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	RISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class I/RISIX)	$53	0.99%
[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $100,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	33.24%	14.50%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 6,373,611
Holdings Count | Holding	68
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%

C000240119 [Member]
Shareholder Report [Line Items]
Fund Name	RBC International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class R6/RISRX)	$50	0.94%
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	33.31%	14.53%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.

Performance Inception Date	Dec. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
Net Assets	$ 6,373,611
Holdings Count | Holding	68
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%

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